Costs and Expenses	12 Months Ended
Dec. 31, 2012
Costs and Expenses Abstract
Costs And Expenses
Employment severance costs
	2012	2011	2010
	$	$	$
South Africa	6	9	19
Continental Africa	1	3	1
Americas	3	3	3
	10	15	23

Employee severance costs were due to retrenchments reflecting downsizing and rationalization of operations resulting in a planned reduction in workforce.

	Interest expense
		2012	2011	2010
		$	$	$
	Finance costs on rated bonds and corporate notes (1)	74	56	38
	Finance costs on convertible bonds (2)	27	25	22
	Finance costs on mandatory convertible bonds (3)	47	47	13
	Finance costs on bank loans and overdrafts	18	10	19
	Unwinding of discount on convertible bonds	30	28	27
	Amortization of deferred loan fees (4)	15	7	20
	Capital lease charges	6	5	5
	Discounting of non-current trade and other debtors	5	-	6
	Other	3	3	1
		225	181	151
	Less : Amounts capitalized on qualifying assets	(12)	(3)	-
		213	178	151

(1)	On April 28, 2010, AngloGold Ashanti Holdings plc issued $1.0 billion of 10-year and 30-year unsecured notes. The issue consisted of $700 million of 10-year unsecured notes at a semi-annual coupon of 5.375 percent due 2020 and $300 million of 30-year unsecured notes at a semi-annual coupon of 6.5 percent due 2040. On July 30, 2012, AngloGold Ashanti Holdings plc issued $750 million 5.125 percent notes due 2022. See Note 18.

(2)	On May 22, 2009, AngloGold Ashanti Holdings Finance plc issued $732.5 million 3.5 percent guaranteed convertible bonds due May 2014, convertible into ADSs. See Note 18.

(3)	In September 2010, AngloGold Ashanti Holdings Finance plc issued $789 million of mandatory convertible bonds at a coupon rate of 6 percent due in September 2013. See Note 18.

(4)	Includes once-off charges of $6 million and $8 million related to the cancellation of debt facilities during 2012 and 2010, respectively.

	Impairment of assets

	Impairments are made up as follows:
		2012	2011	2010
		$	$	$
	South Africa
	Impairment of Great Noligwa(1)	42	-	-
	Impairment of abandoned development areas at Kopanang mine(2)	14	-	-
	Impairment of abandoned shaft pillar development at TauTona(3)	-	9	-
	Impairment and write-off of Savuka(4)	-	3	16
	Impairment and write-off of waste wash plant at Kopanang mine(5)	-	2	-
	Below 120 level at TauTona(6)	-	-	47
	Impairment of Tau Lekoa(7)	-	-	8
	Continental Africa
	Impairment and write-off of mine development at Siguiri(8)	14	-	-
	Impairment and write-off of mine infrastructure, development and assets at Obuasi(9)	296	-	-
	Impairment and write-off of vehicles and mining equipment at Obuasi mine	-	2	-
	Impairment of Iduapriem obsolete tailings storage facility(10)	-	-	8
	Impairment and write-off of vehicles and heavy mining equipment at Geita mine	-	-	5
	Impairment and write-off of tailings treatment plant at Obuasi mine(11)	-	-	3
	Americas
	Write-off of mining assets at Serra Grande	-	-	3
	Other
	Impairment and write-off of various minor tangible assets, mine infrastructure and equipment	1	1	1
		367	17	91

(1)	Due to a change in the mine plan during 2012, resulting from a reduction in reserves from abandonment of certain areas, grade factors and an increase in the cost of extraction, the carrying value of Great Noligwa was written down to an estimated fair value using a pre-tax discount rate of 13 percent.
(2)	Due to a change in the mine plan, certain development areas have been abandoned and are not expected to generate future cash flows.
(3)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, the VCR shaft pillar and ore pass development have been abandoned and is no longer expected to generate future cash flows.
(4)	Due to a further change in the mine plan during 2011, the Savuka assets have been abandoned and are not expected to generate future cash flows.
(5)	The use of the waste wash plant was discontinued as it did not yield the desired benefit.
(6)	Due to a change in the mine plan resulting from safety related concerns following seismic activity, a portion of the below 120 level development has been abandoned and is not expected to generate future cash flows.
(7)	Following the classification of Tau Lekoa as held for sale in 2009, impairment testing was performed on the held for sale asset. As the estimated fair value less costs to sell did not support the carrying value, an impairment was recorded for held for sale assets. The sale of Tau Lekoa was concluded effective August 1, 2010.
(8)	Due to depleted reserves in the Sintroko, Kozan and Kintinia pits, costs previously capitalized are not expected to generate future cash flows. Certain areas were also abandoned due to safety-related concerns.
(9)	Due to a change in the mine plan, certain areas have been abandoned mainly due to depletion of reserves and assets in poor physical condition or considered obsolete were written-off.
(10)	The use of the tailings storage facility was discontinued as no further economic benefit is expected to be derived.
(11)	Due to safety related concerns the use of the tailings treatment plant was discontinued.

The following estimates and assumptions were used by management when reviewing goodwill and long-lived assets for impairment:

—	the gold price assumption represented management’s best estimate of the future price of gold. In arriving at the estimated long-term gold price, management considered all available market information including current prices, historical averages, and forward pricing curves. The long-term gold price is based on a range of economic and market conditions expected to exist over the remaining useful life of the assets; (1)
—	proven and probable ore reserves as well as value beyond proven and probable reserves estimates. For these purposes proven and probable ore reserves of approximately 74.1 million ounces (including joint ventures) as at December 31, 2012 were determined;
—	the real pre-tax discount rate is commensurate with the risks involved which is consistent with the basis used in 2011. The risk factors considered were country risk as well as asset risk for cash flows relating to mines that are not yet in production and deep level mining projects. The country risk factor was based on the Company’s internal assessment of country risk relative to the issues experienced in the countries in which it operates and explores;
—	foreign currency cash flows were translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency; and
—	cash flows used in impairment calculations were based on life of mine plans.

Estimates and assumptions used by management included the following:

		2012	2011	2010
		$ per ounce	$ per ounce	$ per ounce
(1)	Long-term real gold price	1,584	1,530	1,113

When reviewing goodwill and other long-lived assets for impairment, AngloGold Ashanti's assumption on gold price represents its best estimate of the future price of gold. In arriving at the estimated long-term gold price, AngloGold Ashanti considers all available market information including current prices, historical averages, and forward pricing information and data. The long term gold price of $1,584 per ounce in 2012 and $1,530 per ounce in 2011, were based on a range of economic and market conditions, which were expected to exist over the remaining useful life of the assets.

AngloGold Ashanti considers the long term fundamentals that provide support to the gold price assumption. These include, amongst other things, gold as a long term store of value, hedge against inflation, safe haven status, strong physical demand from emerging markets, central bank purchases, quantitative easing and devaluation of paper currency, falling global mine production and rising costs of producing gold, all of which represent significant and enduring trends supportive of AngloGold Ashanti's gold price assumption.

The actual gold price averaged $1,668 per ounce in 2012 and $1,572 per ounce in 2011. The gold price in 2013 has been subject to volatile short term swings and has averaged $1,632 per ounce in the first quarter of 2013 and closed at $1,404 per ounce on April 19, 2013.

AngloGold Ashanti will continue to monitor the underlying long term factors driving the gold price and will review its gold price assumption, should it consider it appropriate to do so. Should the gold price assumption used in 2012 be revised significantly downward for any reason (by more than 10 percent), goodwill related to Mine Waste Solutions and long-lived assets related to Great Noligwa are most vulnerable to impairment.

Furthermore, should the gold price fall and remain at such lower levels, management will consider, in addition to other mitigating factors, reviewing and amending the life of mine plans to reduce expenditures, optimize costs and increase cash flows in respect of its mining assets.

The real pre-tax discount rates applied in the 2012 impairment calculations on reporting units with significant assigned goodwill were as follows:

Percentage
Australasia
Sunrise Dam	6.1%
Americas
Cripple Creek & Victor	8.2%

In addition to the gold price and discount rate assumptions described above, the factors affecting the estimates include:

  changes in proven and probable ore reserves as well as value beyond proven and probable reserves;
  the grade of ore reserves as well as value beyond proven and probable reserves may vary significantly from time to time;
  differences between actual commodity prices and commodity price assumptions;
  unforeseen operational issues; and
  changes in capital, operating mining, processing and reclamation costs and foreign exchange rates.

	Environmental rehabilitation obligations
	Long-term environmental obligations comprising decommissioning and restoration are based on the Company’s environmental management plans, in compliance with the current environmental and regulatory requirements.

		$
	The following is a reconciliation of the total liabilities for asset retirement obligations:

	Balance as at December 31, 2011	653
	Additions to liabilities	14
	Liabilities settled	(21)
	Accretion expense	33
	Change in assumptions(1)	50
	Other movements	1
	Acquisition of subsidiary(2)	37
	Translation	(9)
	Balance as at December 31, 2012	758

(1)	Revisions relate to an overall average change in mine plans resulting in accelerated cash flows, change in economic assumptions, discount rates and changes in design of tailings storage facilities. These liabilities are anticipated to unwind beyond the end of the life of mine.

(2)	Acquisition of First Uranium (Pty) Limited during July 2012. See Note 3.

These liabilities mainly relate to obligations at the Company’s active and inactive mines to perform reclamation and remediation activities in order to meet applicable existing environmental laws and regulations.

Certain amounts have been contributed to rehabilitation trusts and an environmental protection bond under the Company's control. The monies in the trusts and bond are invested primarily in interest bearing debt securities and cash and are included in Other long-term assets in the Company’s consolidated balance sheet. Cash balances held in the trusts and bond are classified as restricted cash and are included in Other long-term assets in the Company’s consolidated balance sheet. As at December 31, the carrying amounts and estimated fair values of balances held in the trusts and bond were as follows:

	December 31, 2012		December 31, 2011
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	$	$	$	$

Securities	115	119	111	114
Cash	28	28	22	22
	143	147	133	136

Operating lease charges

Operating lease rentals are charged against income in a systematic manner related to the period the leased property will be used. Lease charges relate mainly to the hire of plant and machinery and other land and buildings.

Operating leases for plant and machinery are for contracts entered into with mining contractors. The contracts are for specified periods and include escalation clauses. Renewals are at the discretion of the respective operating mine. Certain contracts include the provision of penalties payable on early exiting or cancellation.

Rental expense(1)
	2012	2011	2010
	$	$	$

Comprising of:
Minimum rentals	42	29	23

(1)Included in production costs for each period presented.

Future minimum rental payments are:
2013	22
2014	3
2015	2
2016	1
2017	1
Thereafter	3
	32

	Loss/(profit) on sale of assets, realization of loans, indirect taxes and other
		2012	2011	2010
		$	$	$
	Indirect tax expenses and legal claims(1)	40	6	17
	Mining contractor termination and settlement costs(2)	21	-	1
	Impairment of investments	16	21	2
	Loss on disposal of land, equipment and assets, mineral rights, exploration properties and other	14	8	19
	Reassessment of other receivables	1	(1)	9
	Royalties received(3)	(23)	(79)	(8)
	Profit on disposal of AGA-Polymetal Strategic Alliance(4)	(20)	-	-
	Profit on partial disposal of Rand Refinery Limited(5)	(14)	-	-
	Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	-	7	-
	Insurance claim recovery on capital items at Obuasi	-	(3)	-
	Profit on disposal of the Company's subsidiary ISS International Limited(6)	-	(2)	-
	Mandatory convertible bonds underwriting and professional fees	-	-	26
	Loss on sale of Tau Lekoa Gold mine(7)	-	-	7
	Profit on disposal of investments(8)	-	-	(52)
	Net insurance claim recovery(9)	-	-	(19)
	Recovery on consignment inventory	-	-	(5)
		35	(43)	(3)

(1)	Indirect taxes and legal claims are in respect of:
	Colombia	16
	Guinea	11	9	10
	Ghana	11	5
	United States of America	3
	Brazil	1	(1)
	Argentina	(1)	2
	Namibia	(1)	1
	Tanzania		(10)	6
	South Africa			1

(2)	Mining contractor termination and settlement costs include:
	Mining and Building Contractors Limited ("MBC") termination costs at Obuasi	17
	Contract settlement costs at Siguiri	4
	Contractor termination costs at Geita			1

(3)	Royalties received include:
	Newmont Mining Corporation (2009 sale of Boddington Gold mine)	(18)	(38)	(4)
	Franco Nevada Corporation (2011 sale of royalty stream in Ayanfuri mine)		(35)
	Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine)	(5)	(5)	(3)
	Other royalties		(1)	(1)

(4)	On February 8, 2012, the transaction to dispose of the AGA-Polymetal Strategic Alliance consisting of AGA-Polymetal Strategic Alliance Management Company Holdings Limited, Amikan Holding Limited, AS APK Holdings Limited, Imitzoloto Holdings Limited and Yeniseiskaya Holdings Limited to Polyholding Limited was completed. These assets were fully impaired as at December 31, 2011.

(5)	On December 3, 2012, the Company disposed of a 5 percent stake in Rand Refinery Limited. See Note 3.

(6)	ISS International Limited ("ISSI") was classified as held for sale in 2010. The sale was concluded on February 28, 2011.

(7)	The sale of Tau Lekoa Gold mine was concluded effective August 1, 2010.

(8)	Profit on disposal of investments include:
	B2Gold Corporation (Colombia)			(45)
	Red 5 Limited (Australia)			(7)

(9)	Includes business interruption insurance following a seismic event which resulted in the suspension of operations at Savuka Gold mine (in South Africa) during 2009. The Company recovered $46 million from its insurers. Amounts received included:
	Business interruption recoveries			(19)
	Reimbursement of costs (included in Production costs)			(16)

Non-hedge derivative (gain)/loss and movement on bonds

Non-hedge derivative (gain)/loss
	2012	2011	2010
	$	$	$
(Gain)/loss on non-hedge derivatives	(93)	(83)	703

The net gain recorded for the year ended December 31, 2012 relates to the fair value movements of the conversion features of convertible bonds amounting to $83 million (see Note 18), movements on other commodity contracts and the revaluation of non-hedge derivatives resulting from changes in the prevailing forward gold price, exchange rates, interest rates and volatilities during the year, amounting to a gain of $10 million.

The net gain recorded for the year ended December 31, 2011 mainly relates to the fair value movements of the conversion features of convertible bonds amounting to $84 million (see Note 18).

During 2010, the Company eliminated its gold hedge book. The loss of scheduled hedge book maturities during 2010 was $277 million. Loss on non-hedge derivatives includes a realized loss of $2,698 million relating to the final tranche of the accelerated hedge buy-back that commenced in September 2010 and was concluded on October 7, 2010. The final phase of the hedge restructuring was funded with proceeds from the equity offering (see Note 21) and the three-year mandatory convertible bonds (see Note 18) issued in September, as well as cash from internal sources and debt facilities.

Effects of the accelerated hedge settlements

	2012	2011	2010
	$	$	$
Accelerated hedge settlement of non-hedge derivatives	-	-	2,698
Previously designated NPSE contracts	-	-	405
Other non-hedge derivative contracts	-	-	2,293

As a result of the accelerated cash settlement of the normal purchase and sale exempted (“NPSE”) contracts during July 2009, the FASB ASC guidance on derivatives and hedging necessitated a review of the continuing designation of, and accounting treatment for, the remaining NPSE contracts that were not part of the accelerated settlement. Management concluded, in accordance with the provisions of the FASB ASC guidance, to re-designate all remaining NPSE contracts as non-hedge derivatives and to account for such contracts at fair value on the balance sheet with changes in fair value accounted for in the income statement.

The hedge buy-back and re-designation of contracts effected in 2009 resulted in an increase in current non-hedge derivative liabilities and a consequential loss on non-hedge derivatives. During 2010, all the contracts that were previously designated as NPSE were closed out and recorded as a non-hedge derivative loss.

Movement on bonds
	2012	2011	2010
	$	$	$
Fair value (gain)/loss on mandatory convertible bonds (See Note 18)	(172)	(113)	83